Net revenues (Tables)	12 Months Ended
Dec. 31, 2025
Net revenues
Schedule of net revenues

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Net product revenues
From ZKH platform	7,381,501	7,450,188	7,757,464
From GBB platform	960,102	999,280	1,009,287
	8,341,603	8,449,468	8,766,751
Net service revenues
From ZKH platform	307,412	244,707	171,264
Other revenues	72,160	67,143	49,723
Total	8,721,175	8,761,318	8,987,738